Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Expenses by nature
20.	Expenses by nature
Expenses incurred for the years ended December 31, 2021, 2020 and 2019 are as follows:

Year ended December 31	2021	2020	2019
Personnel expenses
Salaries, fees and short-term benefits	$4,513	$3,199	$6,394
Share-based payments	135	317	417

	4,648	3,515	6,811
Depreciation, amortization and impairment	3,132	2,772	2,017
Research and development	1,547	1,996	2,887
Manufacturing	249	943	752
Inventory material costs	5,790	3,355	3,851
Write-down of inventory	1,339	682	1,983
Medical affairs	58	161	718
Administration	1,395	398	821
Selling and logistics	5,114	2,975	6,997
Professional fees	565	2,920	1,578

	$23,837	$19,717	$28,415